3. Loans Impaired, Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Mortgage loans held for sale	$ 5,709	$ 4,149
Impaired loans	25,931	31,818
Other real estate	283	739
Level 1
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 2
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 3
Mortgage loans held for sale	5,709	4,149
Impaired loans	25,931	31,818
Other real estate	$ 283	$ 739